Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in intangible assets and goodwill
Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2014	2013
Customer List
Balance At Beginning Of Year	$11,970	$61,974
Amortization	11,970	50,004
Balance At End Of Year	—	11,970
Total Intangibles	—	11,970
Goodwill	1,199,754	1,199,754
Total	$1,199,754	$1,211,724

Amortization of the intangibles